Assets and liabilities held for sale and discontinued operations - Schedule of assets held for sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance	$ 165,583	$ 871,876
Assets held for sale ending balance	363,097	165,583	$ 871,876
Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	329,976	0	0
Book Value
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance	165,583	871,876
Assets held for sale ending balance	363,097	165,583	871,876
Impairment Loss
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance	0	0
Assets held for sale ending balance	0	0	0
(Estimated) Net sale price | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance	0	0
Assets held for sale ending balance	693,073	0	$ 0
Cap Lara - Sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance	14,400
Assets held for sale ending balance		14,400
Cap Lara - Sale | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale		14,437
(Expected) Gain	0
Assets sold from assets held for sale	(14,437)
Cap Lara - Sale | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain		0
Cap Lara - Sale | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale		14,437
Assets sold from assets held for sale	(14,437)
Cap Lara - Sale | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale		0
Assets sold from assets held for sale	0
Cap Lara - Sale | (Estimated) Net sale price | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale	0
Cap Lara - Sale | (Estimated) Net sale price | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale		0
Alsace - Sale | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale		69,388
(Expected) Gain	0
Assets sold from assets held for sale	(69,388)
Alsace - Sale | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain		0
Alsace - Sale | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale		69,388
Assets sold from assets held for sale	(69,388)
Alsace - Sale | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale		0
Assets sold from assets held for sale	0
Alsace - Sale | (Estimated) Net sale price | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale	0
Alsace - Sale | (Estimated) Net sale price | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale		0
Ingrid | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	(44,811)	44,811
(Expected) Gain	0
Ingrid | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain		0
Ingrid | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	(44,811)	44,811
Ingrid | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	0	0
Ingrid | (Estimated) Net sale price | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	0
Ingrid | (Estimated) Net sale price | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale		0
Hakata - Sale | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale		36,899
(Expected) Gain	0
Assets sold from assets held for sale	(36,899)
Hakata - Sale | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain		0
Hakata - Sale | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale		36,899
Assets sold from assets held for sale	(36,899)
Hakata - Sale | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale		0
Assets sold from assets held for sale	0
Hakata - Sale | (Estimated) Net sale price | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale	0
Hakata - Sale | (Estimated) Net sale price | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale		0
Windcat 6 - Sale | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale		48
(Expected) Gain	0
Assets sold from assets held for sale	(48)
Windcat 6 - Sale | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain		0
Windcat 6 - Sale | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale		48
Assets sold from assets held for sale	(48)
Windcat 6 - Sale | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale		0
Assets sold from assets held for sale	0
Windcat 6 - Sale | (Estimated) Net sale price | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale	0
Windcat 6 - Sale | (Estimated) Net sale price | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale		0
Alice - Sale | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain		0
Assets sold from assets held for sale		(61,626)
Alice - Sale | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		(61,626)
Alice - Sale | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Alice - Sale | (Estimated) Net sale price | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Anne - Sale | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain		0
Assets sold from assets held for sale		(62,820)
Anne - Sale | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		(62,820)
Anne - Sale | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Anne - Sale | (Estimated) Net sale price | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Aquitaine - Sale | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain		0
Assets sold from assets held for sale		(58,657)
Aquitaine - Sale | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		(58,657)
Aquitaine - Sale | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Aquitaine - Sale | (Estimated) Net sale price | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Dominica | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain		0
Assets sold from assets held for sale		(52,826)
Dominica | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		(52,826)
Dominica | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Dominica | (Estimated) Net sale price | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Desirade - Sale | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain		0
Assets sold from assets held for sale		(56,071)
Desirade - Sale | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		(56,071)
Desirade - Sale | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Desirade - Sale | (Estimated) Net sale price | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Alboran - Sale | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain		0
Assets sold from assets held for sale		(56,367)
Alboran - Sale | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		(56,367)
Alboran - Sale | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Alboran - Sale | (Estimated) Net sale price | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Aral - Sale | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain		0
Assets sold from assets held for sale		(56,445)
Aral - Sale | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		(56,445)
Aral - Sale | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Aral - Sale | (Estimated) Net sale price | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Andaman - Sale | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain		0
Assets sold from assets held for sale		(56,636)
Andaman - Sale | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		(56,636)
Andaman - Sale | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Andaman - Sale | (Estimated) Net sale price | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Hatteras - Sale | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain		0
Assets sold from assets held for sale		(59,368)
Hatteras - Sale | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		(59,368)
Hatteras - Sale | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Hatteras - Sale | (Estimated) Net sale price | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Delos - Sale | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain		0
Assets sold from assets held for sale		(83,611)
Delos - Sale | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		(83,611)
Delos - Sale | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Delos - Sale | (Estimated) Net sale price | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Doris - Sale | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain		0
Assets sold from assets held for sale		(84,438)
Doris - Sale | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		(84,438)
Doris - Sale | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Doris - Sale | (Estimated) Net sale price | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Derius - Sale | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain		0
Assets sold from assets held for sale		(81,458)
Derius - Sale | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		(81,458)
Derius - Sale | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Derius - Sale | (Estimated) Net sale price | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Camus - Sale | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain		0
Assets sold from assets held for sale		(92,228)
Camus - Sale | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		(92,228)
Camus - Sale | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Camus - Sale | (Estimated) Net sale price | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Oceania - Sale | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain		0
Assets sold from assets held for sale		(8,294)
Oceania - Sale | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		(8,294)
Oceania - Sale | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Oceania - Sale | (Estimated) Net sale price | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		0
Corporate | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	1,232
(Expected) Gain		0
Assets sold from assets held for sale		(1,031)
Corporate | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	3,768
Corporate | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	1,232
Assets sold from assets held for sale		(1,031)
Corporate | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	0
Assets sold from assets held for sale		0
Corporate | (Estimated) Net sale price | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale		$ 0
Corporate | (Estimated) Net sale price | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	5,000
Stella | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	20,225
Stella | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	29,025
Stella | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	20,225
Stella | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	0
Stella | (Estimated) Net sale price | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	49,250
Sienna | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	12,687
Sienna | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	23,063
Sienna | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	12,687
Sienna | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	0
Sienna | (Estimated) Net sale price | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	35,750
Hirado | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	39,173
Hirado | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	35,828
Hirado | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	39,172
Hirado | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	0
Hirado | (Estimated) Net sale price | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	75,000
Hojo | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	48,864
Hojo | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	36,136
Hojo | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	48,864
Hojo | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	0
Hojo | (Estimated) Net sale price | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	85,000
Antigone | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	53,810
Antigone | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	49,190
Antigone | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	53,810
Antigone | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	0
Antigone | (Estimated) Net sale price | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	103,000
Daishan | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	18,603
Daishan | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	28,397
Daishan | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	18,603
Daishan | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	0
Daishan | (Estimated) Net sale price | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	47,000
Dia | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	48,409
Dia | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	54,591
Dia | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	48,409
Dia | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	0
Dia | (Estimated) Net sale price | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	103,000
Aegean | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	49,964
Aegean | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	57,037
Aegean | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	49,963
Aegean | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	0
Aegean | (Estimated) Net sale price | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	107,000
Belgravia | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	21,408
Belgravia | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	3,640
Belgravia | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	21,407
Belgravia | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	0
Belgravia | (Estimated) Net sale price | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	25,047
Golden Magnum | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	23,559
Golden Magnum | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	4,467
Golden Magnum | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	23,559
Golden Magnum | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	0
Golden Magnum | (Estimated) Net sale price | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	28,026
Golden Myrtalia | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	25,166
Golden Myrtalia | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	4,834
Golden Myrtalia | Book Value | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	25,166
Golden Myrtalia | Impairment Loss | Property, plant and equipment | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	0
Golden Myrtalia | (Estimated) Net sale price | Property, plant and equipment | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to (from) assets held for sale	$ 30,000